Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments And Risk Management [Abstract]
Disclosure of detailed information about maximum exposure to credit risk [Table Text Block]
	December 31, 2021	December 31, 2020
Cash	$8,622,815	$2,889,558
Accounts receivable	18,797,635	6,121,963
	$27,420,450	$9,011,521

Disclosure of detailed information about accounts receivable credit risk [Table Text Block]
	December 31, 2021	December 31, 2020
Trade receivables from sales of crude oil and natural gas	$18,110,135	$5,593,956
Joint interest billing receivables and other	$687,500	528,007
Balance, end of period	$18,797,635	$6,121,963

Disclosure of detailed information about accounts receivable aging [Table Text Block]
	December 31, 2021	December 31, 2020
Current	$15,420,816	$4,907,872
31 - 60 days	3,376,819	686,084
61 - 90	-	-
Greater than 90 days	-	528,007
Balance, end of period	$18,797,635	$6,121,963

Disclosure of detailed information about financial liabilities and scheduled maturities [Table Text Block]
	Carrying value	Contractual cash flow	Less than one year	1 - 3 years	Greater than 3 years
Accounts payable and accrued liabilities	$48,245,677	$48,245,677	$48,245,677	$-	$-
Commodity contracts	20,381,180	20,381,180	6,479,508	7,988,934	5,912,738
Promissory notes	-	-	-	-	-
Lease liability	489,943	485,975	78,745	407,230	-
Asset backed preferred instrument	18,687,351	18,687,351	18,687,351		-
Development partnerships liabilities	46,894,643	46,894,643	46,894,643	-	-
Long-term debt	23,199,141	25,237,409	7,722,206	10,805,685	6,709,518
Total	$157,897,935	$159,932,235	$128,108,130	$19,201,849	$12,622,256

Disclosure of detailed information about risk management contracts to manage commodity price risk [Table Text Block]
Commodity	Expiry	Type	Average Price	Remaining Notional	Index
				Total Volumes (1)

Ethane (gallons)	Jan 2022 - Dec 2023	Swap	$0.20	4,044,242	NGL-Mont Belvieu
Propane (gallons)	Jan 2022 - Dec 2023	Swap	$0.52	2,486,520	NGL-Mont Belvieu
Natural gas (gallons)	Jan 2022 - Dec 2023	Swap	$0.95	1,593,236	NGL-Mont Belvieu
Isobutane (gallons)	Jan 2022 - Dec 2023	Swap	$0.56	520,281	NGL-Mont Belvieu
Norbutane (gallons)	Jan 2022 - Dec 2023	Swap	$0.57	1,209,751	NGL-Mont Belvieu
Natural gas (mmbtu)	Jan 2022 - Dec 2028	Differential	$0.07	2,494,923	Henry Hub -Nymex vs East TX
		Swap
Natural gas (mmbtu)	Jan 2022 - Dec 2028	Swap	$2.61	2,396,296	Henry Hub -Nymex
Crude oil (bbl)	Jan 2022 - Dec 2028	Swap	$43.38	740,533	WTI-Nymex
Crude oil (bbl)	Jan - Jun 2022	Put	$40.00	700,000	WTI-Nymex
Crude oil (bbl)	Jan - Nov 2022	Short	$68.78-77.42	84,000	WTI-Nymex
Natural gas (mmbtu)	Feb - Oct 2022	Short	$3.58-4.98	390,000	Nat Gas-Nymex

Disclosure of detailed information about capital employed [Table Text Block]
	December 31, 2021	December 31, 2020
Long-term debt (note 9)	$23,199,141	$40,262,470
Promissory notes (note 10)	-	5,425,000
Development partnership liabilities (note 7)	46,894,643	-
Asset backed preferred instrument (note 12)	18,687,351	-
Shareholder's Equity excluding NCI	1,965,022	2,362,907
Capital Employed	$90,746,157	$48,050,377